Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Tax benefit (expense) on change in fair value of cash flow hedges	$ 4,413	$ (7,413)	$ 2,489
Tax benefit (expense) on change in fair value of available-sale-of securities	2	(49)	(40)
Tax benefit (expense) on unrealized gains (losses) on defined benefit plan	$ 38	$ (1,196)	$ 1,598